Accruals and other current liabilities	12 Months Ended
Apr. 30, 2025
Payables and Accruals [Abstract]
Accruals and other current liabilities
10	Accruals and other current liabilities

	As of April 30,
	2024	2025	2025
	S$	S$	US$

Accruals	71,023	99,429	76,163
Goods and Services Tax payables	26,161	-	-
Provision for reinstatement	32,000	32,000	24,512
Other payables	61,444	51,421	39,388
Non-trade creditors	254,494	358,828	274,861
Total	445,122	541,678	414,924